Document and Entity Information	Dec. 17, 2025
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Dec. 17, 2025
Entity Registrant Name	Ouster, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39463
Entity Tax Identification Number	86-2528989
Entity Address Address Line 1	350 Treat Avenue
Entity Address City Or Town	San Francisco
Entity Address State Or Province	CA
Entity Address Postal Zip Code	94110
City Area Code	415
Local Phone Number	949-0108
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001816581
Common stock, $0.0001 par value per share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common stock, $0.0001 par value per share
Trading Symbol	OUST
Security Exchange Name	NASDAQ
Warrants to purchase common stock expiring 2026 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants to purchase common stock expiring 2026
Trading Symbol	OUSTZ
Security Exchange Name	NASDAQ